Cover	Jun. 24, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 24, 2021
Entity Registrant Name	OPEN LENDING CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39326
Entity Tax Identification Number	84-5031428
Entity Address, Address Line One	Barton Oaks One1501 S. MoPac ExpresswaySuite 450
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	512
Local Phone Number	892-0400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	LPRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001806201
Amendment Flag	false